Other assets - Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets
Total	€ 5,136	€ 7,519	€ 4,093
Other non-current assets
Other assets
Tax credits	4,144	4,044	3,381
Guarantees and deposits	404	447	528
Loan to Link3D incl capitalized interest		2,249
LT deferred charges		741
Other	588	38	184
Total	€ 5,136	€ 7,519	€ 4,093